Note 8 - Fixed Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
8.	Fixed assets

December 31, 2022		Accumulated
	Cost	depreciation	Net

Land	$1,279	$-	$1,279
Buildings	9,277	3,620	5,657
Vehicles	128,047	84,041	44,006
Furniture and equipment	161,142	104,565	56,577
Computer equipment and software	175,544	130,542	45,002
Leasehold improvements	50,619	36,128	14,491
	$525,908	$358,896	$167,012

December 31, 2021		Accumulated
	Cost	depreciation	Net

Land	$1,281	$-	$1,281
Buildings	4,723	3,018	1,705
Vehicles	108,004	67,477	40,527
Furniture and equipment	135,179	85,395	49,784
Computer equipment and software	139,613	109,173	30,440
Leasehold improvements	48,645	34,316	14,329
	$437,445	$299,379	$138,066

Included in fixed assets are vehicles, office and computer equipment under finance lease at a cost of $32,207 (2021 - $26,429) and net book value of $12,712 (2021 - $9,375).